Taxes - Schedule of Income Taxes Expenses Benefit (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Income Taxes Expenses Benefit [Abstract]
Current income tax expense	$ 108,718	$ 288,844
Deferred income tax expense	(41,284)	(19,841)
Total	$ 67,434	$ 269,003	$ 307,441